Pensions and other post-retirement benefit obligations Actuarial assumptions (Details)	Sep. 30, 2018	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Rate of increase in RPI - past service	3.25%	3.15%
Country of domicile [member]
Disclosure of defined benefit plans [line items]
Discount rate - UK past service	2.85%	2.60%
Foreign countries [member]
Disclosure of defined benefit plans [line items]
Discount rate - US	4.25%	4.00%